CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Total revenues	$ 3,143	¥ 20,509	¥ 10,845	¥ 10,250
Cost of revenues, cancer screening	(1,169)	(7,628)	(6,047)	(5,672)
Gross Profit	1,974	12,881	4,798	4,578
Operating expenses:
Selling and marketing	(3,015)	(19,674)	(13,633)	(9,827)
Research and development	(1,774)	(11,576)	(9,839)	(10,106)
General and administrative	(11,457)	(74,757)	(69,088)	(28,254)
Impairment of long-term investments	(219)	(1,430)	(1,320)	0
Loss from operations	(14,491)	(94,556)	(89,082)	(43,609)
Non-operating income and expenses:
Interest expense, net	(175)	(1,143)	(2,609)	(925)
Foreign exchange loss, net	(102)	(667)	(3,219)	(2,776)
Share of net (loss) gain in equity method investments	(2)	(13)	190	(441)
Other (expense) income, net	1,394	9,096	(1,823)	6,040
Change in fair value of convertible debt and settlement gain	1,016	6,630	(5,296)	(784)
Loss before income taxes	(12,360)	(80,653)	(101,839)	(42,495)
Income tax benefit (expense)	13	88	218	199
Net loss	(12,347)	(80,565)	(101,621)	(42,296)
Net loss attributable to noncontrolling interests	14	90	561	233
Net loss attributable to ordinary shareholders	$ (12,333)	¥ (80,475)	¥ (101,060)	¥ (42,063)
Loss per share
Class A and B ordinary shares - basic and diluted | (per share)	$ (1.10)	¥ (7.19)	¥ (11.31)	¥ (4.93)
Weighted average shares outstanding used in calculating basic and diluted loss per share
Class A and Class B ordinary shares - basic and diluted	11,190,079	11,190,079	8,937,600	8,524,100
Other comprehensive (loss) income, net of tax:
Fair value change relating to Company's own credit risk on convertible loan	$ (17)	¥ (108)	¥ (955)
Foreign currency translation adjustment	428	2,793	2,978	¥ 797
Total comprehensive loss	(11,936)	(77,880)	(99,598)	(41,499)
Total comprehensive loss attributable to noncontrolling interests	(14)	(90)	(561)	(233)
Total comprehensive loss attributable to ordinary shareholders	(11,922)	(77,790)	(99,037)	(41,266)
Cancer screening and detection tests.
Total revenues	2,827	18,445	10,381	9,557
Physical checkup packages, net
Total revenues	$ 316	¥ 2,064	¥ 464	¥ 693